Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 5,960,648	$ 6,283,477	$ 14,116,594
Restricted cash	1,000,000
Trade receivables, net of allowance of $91,000 and $136,000, respectively	1,096,958	738,814	946,707
Inventories	40,662,276	43,743,872	35,357,912
Prepaid expenses	7,450,564	3,838,402	3,448,670
Note receivable from member		1,205,134	300,000
Deferred tax asset - current	5,216,960
Other current assets	428,766	381,631	385,011
Total current assets	61,816,172	56,191,330	54,554,894
Property, plant and equipment, net	71,302,603	62,065,287	52,892,766
Note receivable from member			1,168,293
Deferred tax asset	27,906,640
Other assets	804,466	748,876	273,832
TOTAL ASSETS	161,829,881	119,005,493	108,889,785
Current liabilities:
Accounts payable	15,639,145	10,317,497	12,107,136
Current portion of long term debt	360,000	559,286	549,286
Accrued wages and salaries	2,541,262	2,617,219	2,038,519
Other accrued liabilities	4,350,768	3,399,474	2,977,889
Current portion of capital lease obligation	225,399	194,200	157,402
Current portion of promissory note including accrued interest	3,805,846
Deferred compensation	6,014,470
Distributions payable to members		4,251,346	1,829,484
Total current liabilities	32,936,890	21,339,022	19,659,716
Long-term debt	1,085,000	2,445,000	3,026,727
Capital lease obligation	1,479,460	1,654,448	1,848,647
Deferred rent	17,751,439	15,583,409	13,244,331
Promissory note	66,271,111
Deferred compensation and other liabilities		2,836,683	1,673,246
TOTAL LIABILITIES	119,523,900	43,858,562	39,452,667
Commitments and contingencies
Stockholders' equity:
Common stock	4,289	3,200	3,233
Preferred stock
Additional paid-in-capital	18,983,990	8,174,685	8,258,652
Treasury units		(261,168)	(261,168)
Retained earnings	23,317,702	67,230,214	61,436,401
Total stockholders' equity	42,305,981	75,146,931	69,437,118
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 161,829,881	$ 119,005,493	$ 108,889,785